Property and equipment, net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net [Abstract]
Property and equipment amount	$ 1,118,137	$ 1,094,965	$ 4,364,448	$ 4,359,803